Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share)	[1]	$ 0.03	$ 0.03
Ordinary share, shares authorized	[1]	11,112,474	11,112,474
Ordinary share, shares issued	[1]	4,989,746	4,989,746
Ordinary share, shares outstanding	[1]	4,726,424	4,726,424
Class B Ordinary Shares
Ordinary share, par value (in Dollars per share)		$ 0.03	$ 0.03
Ordinary share, shares authorized		1,554,192	1,554,192
Ordinary share, shares issued		1,554,192	1,554,192
Ordinary share, shares outstanding		1,554,192	1,554,192

[1]	As of December 31, 2024 and 2023, 263,322 reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding. See Note 12.